Accounts Receivable (Table)	12 Months Ended
Dec. 31, 2013
Accounts Receivable [Abstract]
Schedule of accounts receivable
	December 31,
	2013	2012
Accounts receivable	$2,984,690	$1,712,390
Less: allowance for doubtful accounts	(58,367)	(45,067)
	$2,926,323	$1,667,323